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                                  UNITED STATES
                        SECURITIES AND EXHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):             [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Nuveen Investments, Inc.
Address:          333 W. Wacker Drive
                  Chicago, IL 60606

13F File Number:  28-
                      ------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mary E. Keefe
Title:            Chief Compliance Officer
Phone:            312-917-7868

Signature, Place, and Date of Signing:

/s/ Mary E. Keefe              Chicago, IL                         May 16, 2005
----------------------         --------------------------         -------------
[Signature]                    [City, State]                      [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]

Form 13F File Number             Name

028-01474                        NWQ Investment Management Company, LLC
028-02397                        Rittenhouse Asset Management, Inc.
028-05958                        Symphony Asset Management, LLC


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          01

Form 13F Information Table Entry Total:     31

Form 13F Information Table Value Total:     $269,912
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.     Form 13F File #         Name

01      028-00062               The St. Paul Travelers Companies, Inc.





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
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           ITEM 1                    ITEM 2         ITEM 3     ITEM 4       ITEM 5     ITEM 6     ITEM 7            ITEM 8
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
                                                                          Shares or
                                                             Fair Market  Principal  Investment   Other
Name of Issuer                  Title of Class  Cusip Number    Value      Amount    Discretion  Managers  Voting Authority (Shares)
                                                                                                           Sole      Shared     None

Altria Group Inc.                   COMMON        2209S103     14,289      218,515     DEFINED      1      218,515
Amgen Inc.                          COMMON        31162100      8,440      145,000     DEFINED      1      145,000
Apollo Group Inc.                   COMMON        37604105      8,702      117,502     DEFINED      1      117,502
Autozone Inc.                       COMMON        53332102      8,913      104,000     DEFINED      1      104,000
Bed Bath & Beyond Inc.              COMMON        75896100      8,342      228,311     DEFINED      1      228,311
Boston Scientific Corp              COMMON       101137107      8,055      275,000     DEFINED      1      275,000
Calamos Conv. & High Income FCO     COMMON       12811P108        184           12     DEFINED      1           12
Calamos Conv. Opportunities & SH    COMMON       128117108        257           14     DEFINED      1           14
Citigroup Inc.                      COMMON       172967101     12,671      281,956     DEFINED      1      281,959
Coca Cola Co.                       COMMON       191216100     13,878      333,035     DEFINED      1      333,035
Dell Inc.                           COMMON       24702R101      8,837      230,000     DEFINED      1      230,000
DuPont E.I. De Nemours & Co.        COMMON       263534109     14,918      291,133     DEFINED      1      291,133
E Trade Financial Corp.             COMMON       269246104      8,643      720,243     DEFINED      1      720,243
Evergreen Income Advantage FCO      COMMON       30023Y105        114            8     DEFINED      1            8
Express Scripts Inc.                COMMON       302182100     10,724      123,000     DEFINED      1      123,000
Ford Mtr Co Del Com                 COMMON       345370860        170           15     DEFINED      1           15
Forest Labs Inc.                    COMMON       345838106      8,207      222,118     DEFINED      1      222,118
General Motors Corp                 COMMON       370442105     10,490      356,928     DEFINED      1      356,928
Gilead Sciences Inc                 COMMON       375558103     10,183      284,431     DEFINED      1      284,431
JP Morgan & Chase Co.               COMMON       46625H100     12,667      366,102     DEFINED      1      366,102
Kohls Corp                          COMMON       500255104     10,324      199,957     DEFINED      1      199,957
Kroger Co                           COMMON       501044101      8,929      557,000     DEFINED      1      557,000
Merck & Co Inc.                     COMMON       589331107     14,358      443,555     DEFINED      1      443,555
Micron Technology Inc               COMMON       595112103      8,531      825,000     DEFINED      1      825,000
Neuberger Berman Calif Interco      COMMON       64123C101        154           12     DEFINED      1           12
Oracle Corp                         COMMON       68389X105      8,424      675,000     DEFINED      1      675,000
Pfizer Inc                          COMMON       717081103     13,932      530,343     DEFINED      1      530,343
Reaves Util Income Fund             COMMON       756158101        137            7     DEFINED      1            7
SBC Communication Inc               COMMON       78387G103     13,112      553,497     DEFINED      1      553,497
Swift Transn Co                     COMMON       870756103     10,813      488,400     DEFINED      1      488,400
Verizon Communications              COMMON       92343V104     12,514      352,498     DEFINED      1      352,498